SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

Entry into Standstill Agreement with Streeterville Capital, LLC

On March 3, 2025, the Company entered into a Standstill Agreement (the “Agreement”) with Streeterville Capital, LLC (“Streeterville”). Pursuant to the Agreement, Streeterville will not redeem any portion of its outstanding convertible note with the Company, dated November 26, 2024, during the earlier of (a) 60 days from March 3, 2025, or (b) the date on which any registration statement filed by the Company with the SEC in connection with any future fundraising transaction is declared effective (the “Standstill Period”). In consideration for the standstill, the Company will pay Streeterville a standstill fee equal to 2% of the outstanding balance of the convertible note (the “Standstill Fee”). As of March 3, 2025, the outstanding balance of the convertible note, inclusive of the Standstill Fee, is US$1,916,288. The Company estimates that the increase in the outstanding balance resulting from the standstill fee will increase the payable amount of Convertible Note and thus increases the Company’s current liabilities.

Short-term Bank Borrowings

In February 2025, the Company obtained two short-term loans from Bank of Jiaxing, each amounting to US$ 0.27 million with an annual interest rate of 4.5%. These borrowings are expected to be repaid within one year and will be used for general corporate purposes. The acquisition of short-term bank borrowings will increase the Company’s current liabilities.

Amendment to Memorandum and Articles of Association to Increase Authorized Share Capital

On March 5, 2025, the Board of Directors of the Company approved an amendment (the “Amendment”) to the Amended and Restated Memorandum and Articles of Association of the Company (the “Memorandum and Articles”) to increase the authorized share capital to an unlimited amount. The Company estimates that amending the Memorandum and Articles has no financial effect as the Company has not issued new shares as of the date of issuance of the consolidated financial statements.

Entry into Debt Transfer Agreements

On March 13, 2025, Cetus Sponsor LLC, AWinner Limited, and MKD BVI entered into a debt transfer agreement, pursuant to which the debt of US$875,000 owed to MKD BVI by Cetus Sponsor LLC was transferred to AWinner Limited. Meanwhile, on March 13, 2025, AWinner Limited issued an interest-free promissory note with an amount of US$875,000 to MKD BVI, with the maturity date being December 31, 2026.

On March 13, 2025, Cetus Sponsor LLC, AWinner Limited, and MKD entered into a debt transfer agreement, pursuant to which Cetus Sponsor LLC transferred its claim of US$875,000 against the Company to AWinner Limited.

The Company estimates that the execution of debt transfer agreements has no financial impact on the Company’s consolidated financial statements.

Entry into Debt Conversion Agreements

On March 19, 2025, the Company, entered into three separate debt conversion agreements (the “Debt Conversion Agreements”) with three creditors of the Company, being Mr. Ming-Chia Huang, a director and the chief executive officer of the Company, Ms. Ya-Hui Wu, the spouse of Mr. Huang, and AWinner Limited, which is controlled by Mr. Chung-Yi Sun, a director of the Company, to convert such debts owed into equity of the Company. Among these, (i) an amount of $823,100 owed to Mr. Ming-Chia Huang will be converted into 8,231,000 new ordinary shares of the Company, which will be redesignated into 8,231,000 new Class A preferred shares subject to approval by shareholders of the Company by an ordinary resolution; (ii) an amount of $550,000 owed to Ms. Ya-Hui Wu will be converted into 5,500,000 new ordinary shares of the Company; and (iii) an amount of $1,110,000 owed to AWinner Limited will be converted into 11,100,000 new ordinary shares of the Company. The execution of the Debt Conversion Agreements will decrease the Company’s liabilities and increase the Company’s equity.

The shares to be issued have not been registered under the Securities Act of 1933, as amended (the “Securities Act”) and were offered pursuant to the exemption provided in Rule 903 of Regulation S under the Securities Act of the Securities Act because all of the investors were non-U.S. Persons.

The Company has evaluated subsequent events through the date of issuance of the consolidated financial statements and does not identify any other events that would have material financial impact on the Company’s consolidated financial statements.